Expense Example {- Fidelity Advisor® Value Strategies Fund} - 11.30 Fidelity Advisor Value Strategies Fund - AMCI PRO-11 - Fidelity Advisor® Value Strategies Fund	Jan. 29, 2021 USD ($)
Fidelity Advisor Value Strategies Fund-Class A
Expense Example:
1 year	$ 674
3 years	884
5 years	1,111
10 years	1,762
Fidelity Advisor Value Strategies Fund-Class M
Expense Example:
1 year	473
3 years	733
5 years	1,012
10 years	1,808
Fidelity Advisor Value Strategies Fund-Class C
Expense Example:
1 year	286
3 years	576
5 years	990
10 years	2,148
Fidelity Advisor Value Strategies Fund - Class I
Expense Example:
1 year	80
3 years	249
5 years	433
10 years	$ 966